Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 43.7%
Aerospace & Defense - 1.2%
Boeing Co.
5.81%, 05/01/2050	$ 1,881,000	$ 1,879,239
5.93%, 05/01/2060	2,540,000	2,537,448
6.53%, 05/01/2034	1,852,000	2,047,323
6.86%, 05/01/2054	1,734,000	1,977,979
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (A)	2,524,000	2,761,647
General Electric Co.
4.30%, 07/29/2030	2,099,000	2,111,469
4.50%, 03/11/2044	3,758,000	3,437,135
5.88%, 01/14/2038	589,000	640,396
HEICO Corp.
5.35%, 08/01/2033	3,299,000	3,422,417
		20,815,053
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	1,682,000	1,547,078
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,374,000	2,272,884
		3,819,962
Automobiles - 0.7%
Ford Motor Credit Co. LLC
6.95%, 06/10/2026	1,810,000	1,833,529
General Motors Co.
5.35%, 04/15/2028	575,000	588,316
6.25%, 10/02/2043	2,096,000	2,131,487
Hyundai Capital America
5.40%, 06/23/2032 (A)	4,265,000	4,391,118
Volkswagen Group of America Finance LLC
4.85%, 09/11/2030 (A)	2,614,000	2,624,906
		11,569,356
Banks - 6.3%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	2,600,000	2,646,962
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	3,606,000	3,288,047
Fixed until 05/09/2035, 5.46% (B), 05/09/2036 (C)	5,328,000	5,554,675
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	5,587,000	5,842,300
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (B), 07/21/2039	1,251,000	1,304,695
Barclays PLC
Fixed until 02/25/2035, 5.79% (B), 02/25/2036	1,736,000	1,811,715
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	3,777,000	3,785,696
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	2,450,000	2,455,135
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BNP Paribas SA
Fixed until 11/17/2027 (D), 9.25% (A)(B)	$ 4,341,000	$ 4,663,701
CaixaBank SA
Fixed until 09/13/2033, 6.84% (B), 09/13/2034 (A)	1,463,000	1,630,184
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (B), 01/13/2031	2,358,000	2,434,864
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	1,609,000	1,711,998
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	3,921,000	3,526,273
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	2,571,000	3,034,119
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	6,360,000	6,515,506
Fixed until 07/23/2035, 5.58% (B), 07/23/2036	3,599,000	3,731,019
Fixed until 04/22/2034, 5.77% (B), 04/22/2035	1,357,000	1,445,730
Fixed until 10/23/2028, 6.09% (B), 10/23/2029	1,699,000	1,792,912
M&T Bank Corp.
Fixed until 07/08/2030, 5.18% (B), 07/08/2031	2,827,000	2,895,149
Fixed until 01/16/2035, 5.39% (B), 01/16/2036	1,195,000	1,211,488
Fixed until 10/30/2028, 7.41% (B), 10/30/2029	1,587,000	1,723,983
Morgan Stanley
Fixed until 07/19/2034, 5.32% (B), 07/19/2035	2,517,000	2,597,163
Fixed until 01/18/2034, 5.47% (B), 01/18/2035	3,230,000	3,364,188
Fixed until 04/18/2029, 5.66% (B), 04/18/2030	5,793,000	6,049,135
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (B), 03/01/2035	4,743,000	5,001,656
PNC Financial Services Group, Inc.
Fixed until 07/21/2035, 5.37% (B), 07/21/2036	1,918,000	1,973,753
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	3,013,000	3,231,869
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	3,995,000	4,058,918
UBS Group AG
Fixed until 09/23/2030, 4.40% (B), 09/23/2031 (A)	2,221,000	2,213,465
Fixed until 05/09/2035, 5.58% (B), 05/09/2036 (A)	4,916,000	5,117,102
Fixed until 11/13/2028 (D), 9.25% (A)(B)	2,648,000	2,916,809
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Uzbek Industrial & Construction Bank ATB
8.95%, 07/24/2029 (A)	$ 3,908,000	$ 4,231,065
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (B), 01/24/2031	3,248,000	3,360,406
Fixed until 04/23/2035, 5.61% (B), 04/23/2036	3,114,000	3,267,991
		110,389,671
Beverages - 0.3%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/2029 (A)	5,086,000	4,932,926
Biotechnology - 0.6%
Amgen, Inc.
2.80%, 08/15/2041	2,011,000	1,479,247
5.60%, 03/02/2043	1,762,000	1,785,351
CSL Finance PLC
4.63%, 04/27/2042 (A)	3,168,000	2,889,781
Gilead Sciences, Inc.
5.10%, 06/15/2035	2,559,000	2,629,132
Royalty Pharma PLC
2.20%, 09/02/2030	2,807,000	2,520,115
		11,303,626
Building Products - 0.6%
Amrize Finance U.S. LLC
4.75%, 09/22/2046 (A)	1,100,000	974,578
5.40%, 04/07/2035 (A)	1,949,000	2,007,737
Builders FirstSource, Inc.
6.38%, 06/15/2032 (A)	1,654,000	1,709,659
Carlisle Cos., Inc.
5.25%, 09/15/2035	1,131,000	1,144,685
Owens Corning
4.30%, 07/15/2047	2,888,000	2,380,021
Vulcan Materials Co.
5.35%, 12/01/2034	2,398,000	2,473,598
		10,690,278
Capital Markets - 0.2%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	2,620,000	2,594,403
Chemicals - 0.8%
ASP Unifrax Holdings, Inc.
PIK Rate 1.50%, Cash Rate 5.85%, 09/30/2029 (A)(E)	732,078	288,431
Mosaic Co.
4.05%, 11/15/2027	1,104,000	1,100,861
Nutrien Ltd.
4.20%, 04/01/2029	2,948,000	2,943,550
OCP SA
6.75%, 05/02/2034 (A)	2,252,000	2,448,101
Olympus Water U.S. Holding Corp.
7.25%, 02/15/2033 (A)(F)	5,163,000	5,168,378
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Orbia Advance Corp. SAB de CV
6.80%, 05/13/2030 (A)	$ 2,822,000	$ 2,934,884
		14,884,205
Commercial Services & Supplies - 1.6%
ADT Security Corp.
4.13%, 08/01/2029 (A)	3,829,000	3,702,705
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	2,361,000	2,435,241
Element Fleet Management Corp.
5.04%, 03/25/2030 (A)	4,734,000	4,828,962
GXO Logistics, Inc.
2.65%, 07/15/2031	4,245,000	3,783,335
6.50%, 05/06/2034	1,958,000	2,105,153
Herc Holdings, Inc.
7.00%, 06/15/2030 (A)	3,273,000	3,399,750
Quanta Services, Inc.
2.90%, 10/01/2030	2,101,000	1,961,378
5.25%, 08/09/2034	1,440,000	1,476,291
Veralto Corp.
5.45%, 09/18/2033	2,599,000	2,717,822
Waste Management, Inc.
3.88%, 01/15/2029	1,795,000	1,783,688
		28,194,325
Communications Equipment - 1.0%
CommScope LLC
4.75%, 09/01/2029 (A)	4,608,000	4,578,417
NTT Finance Corp.
4.62%, 07/16/2028 (A)	2,011,000	2,030,885
T-Mobile USA, Inc.
3.50%, 04/15/2031	1,847,000	1,756,934
3.88%, 04/15/2030	1,354,000	1,327,717
5.15%, 04/15/2034	1,867,000	1,909,894
Verizon Communications, Inc.
1.68%, 10/30/2030	2,058,000	1,809,648
1.75%, 01/20/2031	1,761,000	1,540,649
2.10%, 03/22/2028	2,247,000	2,143,285
		17,097,429
Construction & Engineering - 0.6%
Century Communities, Inc.
3.88%, 08/15/2029 (A)	1,522,000	1,431,848
6.63%, 09/15/2033 (A)	833,000	840,296
6.75%, 06/01/2027	2,100,000	2,099,441
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,548,882	1,550,161
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	4,421,000	4,594,745
		10,516,491
Consumer Staples Distribution & Retail - 0.6%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	3,567,000	3,100,340
InRetail Consumer
3.25%, 03/22/2028 (A)	3,319,000	3,223,973
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail (continued)
Lowe's Cos., Inc.
3.75%, 04/01/2032	$ 3,621,000	$ 3,463,646
		9,787,959
Containers & Packaging - 0.5%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	2,958,000	2,991,695
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	2,876,000	2,904,193
WRKCo, Inc.
3.90%, 06/01/2028	2,248,000	2,229,372
		8,125,260
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033 (C)	1,731,000	1,847,230
Diversified REITs - 1.1%
GLP Capital LP/GLP Financing II, Inc.
5.25%, 02/15/2033	3,204,000	3,209,222
Safehold GL Holdings LLC
6.10%, 04/01/2034	2,647,000	2,788,529
SBA Tower Trust
6.60%, 11/15/2052 (A)	4,556,000	4,678,015
VICI Properties LP
4.95%, 02/15/2030	2,822,000	2,854,732
Weyerhaeuser Co.
4.00%, 04/15/2030	3,073,000	3,030,562
WP Carey, Inc.
5.38%, 06/30/2034	2,722,000	2,789,216
		19,350,276
Electric Utilities - 1.7%
Black Hills Corp.
3.15%, 01/15/2027	1,987,000	1,960,563
4.55%, 01/31/2031	1,356,000	1,355,936
Calpine Corp.
3.75%, 03/01/2031 (A)	4,043,000	3,850,640
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	3,539,546	3,655,566
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	2,858,000	2,806,878
Duke Energy Corp.
4.95%, 09/15/2035	4,115,000	4,087,995
5.00%, 12/08/2027	1,343,000	1,367,665
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,588,000	1,581,615
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	1,347,000	1,273,343
3.63%, 02/15/2031 (A)	1,408,000	1,301,730
6.00%, 02/01/2033 (A)	186,000	188,896
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,176,000	1,047,701
3.30%, 12/01/2027	400,000	391,470
Southern Power Co.
4.25%, 10/01/2030	1,296,000	1,288,185
4.90%, 10/01/2035	1,748,000	1,723,879
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	$ 2,365,000	$ 2,473,499
		30,355,561
Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc.
5.88%, 04/10/2034	2,113,000	2,214,539
Keysight Technologies, Inc.
4.95%, 10/15/2034	1,365,000	1,373,637
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	3,358,000	3,240,994
Tyco Electronics Group SA
5.00%, 05/09/2035	3,440,000	3,490,293
		10,319,463
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	1,657,000	1,649,469
Financial Services - 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,791,000	1,790,793
4.95%, 09/10/2034	1,941,000	1,932,086
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (B), 05/15/2029	798,000	816,820
American Express Co.
Fixed until 04/25/2029, 5.53% (B), 04/25/2030	3,222,000	3,366,761
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	2,000,000	1,964,188
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (A)	4,961,000	5,153,760
Capital One Financial Corp.
Fixed until 07/26/2034, 5.88% (B), 07/26/2035	4,621,000	4,846,401
Fixed until 01/30/2035, 6.18% (B), 01/30/2036	945,000	980,301
Citadel Finance LLC
5.90%, 02/10/2030 (A)	3,401,000	3,450,621
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	2,944,000	2,879,043
5.70%, 05/20/2027	1,695,000	1,726,956
Mexico Remittances Funding Fiduciary Estate Management SARL
12.50%, 10/15/2031 (A)	5,171,000	5,262,061
Rocket Cos., Inc.
6.38%, 08/01/2033 (A)	2,359,000	2,434,757
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,479,000	4,477,395
UWM Holdings LLC
6.25%, 03/15/2031 (A)	3,834,000	3,815,740
		44,897,683
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	$ 2,428,000	$ 2,412,742
6.25%, 03/15/2033 (A)	467,000	477,601
BAT Capital Corp.
4.63%, 03/22/2033	2,437,000	2,411,585
5.63%, 08/15/2035	4,058,000	4,216,276
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	3,990,000	4,037,033
Cargill, Inc.
5.13%, 02/11/2035 (A)	2,709,000	2,790,656
Imperial Brands Finance PLC
5.63%, 07/01/2035 (A)	3,310,000	3,375,955
J.M. Smucker Co.
6.50%, 11/15/2043	1,670,000	1,821,169
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036 (A)	4,239,000	4,328,909
Kroger Co.
5.00%, 09/15/2034	2,049,000	2,066,395
Philip Morris International, Inc.
4.25%, 11/10/2044	3,010,000	2,592,747
Sysco Corp.
5.40%, 03/23/2035	1,901,000	1,964,501
		32,495,569
Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	892,000	917,461
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	1,696,000	1,729,321
5.50%, 06/15/2035	1,540,000	1,596,342
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,821,000	1,756,253
5.25%, 10/01/2029 (A)	1,459,000	1,446,384
		7,445,761
Health Care Providers & Services - 1.5%
Centene Corp.
3.38%, 02/15/2030	2,334,000	2,146,549
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A)	2,308,000	2,149,582
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	2,372,000	2,145,816
Cigna Group
2.40%, 03/15/2030	1,728,000	1,594,952
5.25%, 01/15/2036	2,739,000	2,773,906
Elevance Health, Inc.
5.70%, 09/15/2055 (C)	1,938,000	1,920,856
HCA, Inc.
5.60%, 04/01/2034	2,032,000	2,109,388
6.00%, 04/01/2054	2,772,000	2,777,429
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,281,000	1,258,655
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	$ 3,660,000	$ 3,631,593
Tenet Healthcare Corp.
5.13%, 11/01/2027	1,190,000	1,187,816
UnitedHealth Group, Inc.
5.15%, 07/15/2034	1,837,000	1,885,418
		25,581,960
Health Care REITs - 0.2%
Healthpeak OP LLC
4.75%, 01/15/2033	4,132,000	4,105,266
Hotels, Restaurants & Leisure - 1.4%
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	1,273,000	1,248,932
Carnival Corp.
5.75%, 08/01/2032 (A)	1,393,000	1,417,626
6.13%, 02/15/2033 (A)	2,202,000	2,257,129
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	3,076,000	2,959,095
Hyatt Hotels Corp.
5.25%, 06/30/2029	1,910,000	1,958,927
Marriott International, Inc.
2.75%, 10/15/2033	2,277,000	1,977,025
MGM Resorts International
4.75%, 10/15/2028	2,066,000	2,049,899
6.13%, 09/15/2029	3,447,000	3,508,348
Royal Caribbean Cruises Ltd.
5.38%, 01/15/2036	2,719,000	2,734,856
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	2,990,000	2,991,148
5.88%, 10/15/2033 (A)(F)	1,947,000	1,948,366
		25,051,351
Household Durables - 0.1%
Newell Brands, Inc.
6.38%, 05/15/2030 (C)	1,424,000	1,410,891
Whirlpool Corp.
6.13%, 06/15/2030	1,092,000	1,100,553
		2,511,444
Insurance - 2.6%
Allstate Corp.
5.05%, 06/24/2029	2,704,000	2,780,379
5.25%, 03/30/2033	1,978,000	2,051,126
American International Group, Inc.
5.45%, 05/07/2035	1,307,000	1,361,511
Aon North America, Inc.
5.45%, 03/01/2034	1,777,000	1,851,108
5.75%, 03/01/2054	2,871,000	2,891,329
AXA SA
8.60%, 12/15/2030	3,813,000	4,543,551
Brown & Brown, Inc.
5.25%, 06/23/2032	883,000	905,357
5.55%, 06/23/2035	3,404,000	3,501,530
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (G)	$ 5,029,000	$ 5,051,880
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	8,992,000	9,060,587
Corebridge Financial, Inc.
5.75%, 01/15/2034	2,257,000	2,374,077
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	1,341,000	1,392,358
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,000,000	2,086,715
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	712,000	746,550
RGA Global Funding
5.05%, 12/06/2031 (A)	4,690,000	4,782,300
		45,380,358
Internet & Catalog Retail - 0.6%
AppLovin Corp.
5.50%, 12/01/2034	2,888,000	2,981,127
Expedia Group, Inc.
5.40%, 02/15/2035	3,701,000	3,798,018
Meta Platforms, Inc.
4.80%, 05/15/2030	2,840,000	2,931,744
Uber Technologies, Inc.
4.80%, 09/15/2034	1,535,000	1,537,881
		11,248,770
IT Services - 0.7%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	1,311,000	1,249,198
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	2,846,000	2,800,641
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	3,207,000	3,182,064
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	1,582,000	1,558,362
5.13%, 04/15/2029 (A)	695,000	683,825
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/2029 (A)	2,036,000	1,969,685
		11,443,775
Machinery - 0.4%
Eaton Capital ULC
4.45%, 05/09/2030	1,440,000	1,454,928
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	3,511,000	3,297,546
Ingersoll Rand, Inc.
5.45%, 06/15/2034	2,536,000	2,644,124
		7,396,598
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	$ 2,798,000	$ 2,313,706
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)	1,505,000	1,461,676
Comcast Corp.
4.15%, 10/15/2028	3,071,000	3,080,013
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,712,000	1,763,547
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,620,000	2,470,243
5.50%, 05/15/2029 (A)	4,006,000	3,960,711
		15,049,896
Metals & Mining - 0.3%
ArcelorMittal SA
6.55%, 11/29/2027	3,568,000	3,722,935
Glencore Funding LLC
2.63%, 09/23/2031 (A)	2,660,000	2,388,868
		6,111,803
Mortgage Real Estate Investment Trusts - 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	5,852,000	5,800,317
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	1,548,000	1,571,528
6.50%, 07/01/2030 (A)	2,799,000	2,895,127
		10,266,972
Office REITs - 0.1%
COPT Defense Properties LP
2.90%, 12/01/2033	2,019,000	1,708,558
Oil, Gas & Consumable Fuels - 4.6%
Cheniere Energy Partners LP
4.00%, 03/01/2031	3,621,000	3,491,977
4.50%, 10/01/2029	2,096,000	2,089,286
5.95%, 06/30/2033	1,333,000	1,411,111
Chevron USA, Inc.
3.25%, 10/15/2029	1,690,000	1,646,461
Diamondback Energy, Inc.
5.15%, 01/30/2030	3,216,000	3,312,063
Ecopetrol SA
8.38%, 01/19/2036	5,000,000	5,163,916
Enbridge, Inc.
4.90%, 06/20/2030 (C)	1,576,000	1,611,676
5.63%, 04/05/2034	3,701,000	3,863,123
Energy Transfer LP
6.00%, 06/15/2048	3,540,000	3,488,814
EQT Corp.
6.38%, 04/01/2029	1,263,000	1,309,714
Expand Energy Corp.
5.38%, 03/15/2030	1,363,000	1,385,911
Exxon Mobil Corp.
3.04%, 03/01/2026	1,539,000	1,532,994
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	$ 3,539,000	$ 3,701,613
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	2,009,000	2,106,539
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (A)	1,425,000	1,460,006
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	2,072,000	2,136,926
Murphy Oil Corp.
6.00%, 10/01/2032	2,337,000	2,305,734
NuStar Logistics LP
5.63%, 04/28/2027	3,000,000	3,018,410
Occidental Petroleum Corp.
5.20%, 08/01/2029	1,705,000	1,730,060
ONEOK, Inc.
6.10%, 11/15/2032	3,533,000	3,785,828
Petroleos Mexicanos
6.50%, 01/23/2029	3,820,000	3,884,940
6.84%, 01/23/2030	3,043,000	3,095,212
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (A)(C)	3,283,000	3,342,715
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	2,204,408	2,317,986
Sunoco LP
5.63%, 03/15/2031 (A)	548,000	543,957
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,376,000	1,304,921
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	3,521,000	3,880,230
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036 (A)	1,656,000	1,758,965
7.50%, 05/01/2033 (A)	2,012,000	2,223,280
Vital Energy, Inc.
7.75%, 07/31/2029 (A)	3,265,000	3,233,362
Western Midstream Operating LP
6.15%, 04/01/2033	2,587,000	2,732,960
YPF SA
9.50%, 01/17/2031 (A)	1,338,000	1,370,097
		80,240,787
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
4.95%, 06/30/2032 (A)	1,722,000	1,766,678
Passenger Airlines - 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,151,272	1,077,911
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	3,179,000	3,196,875
		4,274,786
Pharmaceuticals - 1.6%
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A)	4,435,000	3,126,675
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bayer U.S. Finance II LLC
4.20%, 07/15/2034 (A)	$ 1,934,000	$ 1,795,442
4.38%, 12/15/2028 (A)	1,829,000	1,822,480
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,345,000	1,333,870
Cardinal Health, Inc.
5.45%, 02/15/2034	2,200,000	2,283,658
CVS Health Corp.
5.45%, 09/15/2035	3,282,000	3,339,771
6.00%, 06/01/2044	1,947,000	1,975,257
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	3,902,000	4,096,097
Merck & Co., Inc.
5.00%, 05/17/2053	1,198,000	1,125,718
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (A)	2,003,000	1,920,650
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	1,831,000	1,774,443
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	2,965,000	3,013,742
Viatris, Inc.
2.30%, 06/22/2027	1,134,000	1,091,594
		28,699,397
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	3,519,000	3,631,319
Retail REITs - 0.2%
NNN REIT, Inc.
4.60%, 02/15/2031	4,023,000	4,038,012
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.
3.14%, 11/15/2035 (A)	4,343,000	3,757,414
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	2,427,000	2,528,368
5.90%, 01/25/2033 (A)	2,601,000	2,742,717
Intel Corp.
4.80%, 10/01/2041	2,520,000	2,273,715
Kioxia Holdings Corp.
6.63%, 07/24/2033 (A)	4,250,000	4,369,127
Microchip Technology, Inc.
5.05%, 03/15/2029	2,484,000	2,538,111
Micron Technology, Inc.
5.30%, 01/15/2031	3,581,000	3,705,598
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.25%, 08/19/2035	3,830,000	3,869,102
QUALCOMM, Inc.
3.25%, 05/20/2050	1,363,000	963,553
		26,747,705
Software - 1.2%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	1,983,000	1,979,797
Ellucian Holdings, Inc.
6.50%, 12/01/2029 (A)	901,000	915,342
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Fair Isaac Corp.
6.00%, 05/15/2033 (A)	$ 1,141,000	$ 1,155,198
Fiserv, Inc.
5.45%, 03/02/2028	2,667,000	2,741,899
Intuit, Inc.
5.50%, 09/15/2053	1,216,000	1,224,864
Oracle Corp.
5.88%, 09/26/2045	2,162,000	2,167,870
5.95%, 09/26/2055	2,168,000	2,161,331
6.90%, 11/09/2052	1,667,000	1,854,788
Roper Technologies, Inc.
4.90%, 10/15/2034	2,875,000	2,878,271
Synopsys, Inc.
5.15%, 04/01/2035	1,825,000	1,856,489
5.70%, 04/01/2055	1,307,000	1,319,065
		20,254,914
Specialized REITs - 0.4%
Extra Space Storage LP
5.40%, 06/15/2035	3,205,000	3,274,134
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	3,840,000	3,833,327
		7,107,461
Transportation Infrastructure - 0.8%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (A)	3,346,000	3,364,307
Canadian Pacific Railway Co.
2.45%, 12/02/2031	5,789,000	5,154,719
MV24 Capital BV
6.75%, 06/01/2034 (A)	3,734,832	3,704,087
United Parcel Service, Inc.
5.25%, 05/14/2035	2,036,000	2,106,746
		14,329,859
Total Corporate Debt Securities (Cost $743,199,757)		770,029,625
U.S. GOVERNMENT OBLIGATIONS - 22.5%
U.S. Treasury - 21.9%
U.S. Treasury Bonds
1.25%, 05/15/2050	38,394,200	18,832,655
1.38%, 11/15/2040	18,958,000	12,368,614
1.88%, 11/15/2051	3,254,000	1,840,798
2.00%, 02/15/2050 (H)	25,475,000	15,234,249
2.25%, 05/15/2041	12,471,000	9,239,744
2.25%, 08/15/2046 (H)	5,162,000	3,444,022
2.38%, 02/15/2042	45,758,300	33,907,615
2.50%, 02/15/2045	2,754,000	1,972,660
2.75%, 08/15/2042 (H)	23,081,000	17,962,608
2.88%, 08/15/2045 (H)	7,972,000	6,057,786
2.88%, 05/15/2049	5,901,000	4,304,964
3.00%, 08/15/2048	9,816,000	7,380,405
3.50%, 02/15/2039	2,013,000	1,841,580
3.63%, 05/15/2053	4,056,000	3,350,002
3.88%, 02/15/2043 - 05/15/2043	32,222,000	29,192,963
4.00%, 11/15/2052	5,449,000	4,822,152
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
4.13%, 08/15/2044	$ 2,268,000	$ 2,105,165
4.25%, 05/15/2039 (H)	7,023,000	6,914,363
4.25%, 08/15/2054	7,723,000	7,129,294
4.50%, 02/15/2044 - 11/15/2054	25,737,000	25,029,795
4.63%, 05/15/2044 - 02/15/2055	29,276,000	28,983,578
4.75%, 11/15/2043 - 08/15/2055	20,180,700	20,294,478
U.S. Treasury Bonds, Principal Only STRIPS
08/15/2052 (C)	7,120,000	1,950,866
U.S. Treasury Notes
1.88%, 02/15/2032	19,906,500	17,660,798
2.75%, 08/15/2032	21,763,000	20,231,939
2.88%, 05/15/2032	15,548,300	14,617,831
3.88%, 08/15/2034	2,319,000	2,283,490
4.00%, 07/31/2032	12,900,000	12,960,469
4.13%, 02/28/2027 - 11/15/2032	40,770,900	41,144,541
4.25%, 05/15/2035 - 08/15/2035	8,754,600	8,830,369
4.63%, 02/15/2035	3,733,700	3,880,131
		385,769,924
U.S. Treasury Inflation-Protected Securities - 0.6%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	8,195,195	6,555,998
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	4,624,032	4,396,173
		10,952,171
Total U.S. Government Obligations (Cost $409,760,141)		396,722,095
ASSET-BACKED SECURITIES - 11.5%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	1,198,308	1,206,247
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C, 3-Month Term SOFR + 2.35%, 6.68% (B), 04/20/2035 (A)	1,000,000	1,000,473
Apidos CLO XXXI Ltd.
Series 2019-31A, Class A1R, 3-Month Term SOFR + 1.36%, 5.68% (B), 04/15/2031 (A)	4,410,096	4,415,790
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	2,402,200	2,226,582
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	5,355,000	5,501,648
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	5,270,000	5,450,437
Battalion CLO XXI Ltd.
Series 2021-21A, Class AR, 3-Month Term SOFR + 1.15%, 5.47% (B), 07/15/2034 (A)	3,200,000	3,205,626
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	$ 2,353,413	$ 2,398,147
Capital Automotive REIT
Series 2024-3A, Class A1, 4.40%, 10/15/2054 (A)	6,096,000	5,937,710
CARS-DB5 LP
Series 2021-1A, Class A1, 1.44%, 08/15/2051 (A)	3,230,539	3,124,089
Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	1,381,042	1,337,788
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	7,500,000	7,560,994
CIFC Funding Ltd.
Series 2017-4A, Class A1R, 3-Month Term SOFR + 1.21%, 5.53% (B), 10/24/2030 (A)	1,413,387	1,415,083
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1, 4.14% (B), 10/25/2037 (A)	1,284,556	1,242,654
DataBank Issuer LLC
Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	6,419,000	6,341,263
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	2,385,000	2,287,349
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 05/17/2032	4,100,000	4,116,599
Dryden 80 CLO Ltd.
Series 2019-80A, Class ARR, 3-Month Term SOFR + 0.95%, 5.16% (B), 01/17/2033 (A)	6,200,000	6,201,810
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	8,210,000	8,253,405
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	4,220,000	4,298,841
Hertz Vehicle Financing III LP
Series 2021-2A, Class B, 2.12%, 12/27/2027 (A)	6,290,000	6,110,532
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	1,629,395	1,664,793
Series 2024-1B, Class B, 5.99%, 09/15/2039 (A)	510,609	518,429
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	514,860	527,148
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	2,182,619	2,225,900
Series 2025-2A, Class A, 4.54%, 05/25/2044 (A)	3,870,664	3,878,969
Home Equity Asset Trust
Series 2004-4, Class M1, 1-Month Term SOFR + 0.89%, 5.05% (B), 10/25/2034	596,719	594,963
	Principal	Value
ASSET-BACKED SECURITIES (continued)
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.79% (B), 10/20/2034 (A)	$ 9,325,000	$ 9,335,519
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 5.59% (B), 04/17/2034 (A)	4,500,000	4,497,160
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2, 5.40%, 08/20/2055 (A)	6,850,000	6,952,328
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	688,599	673,458
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (A)	502,773	484,521
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	2,368,639	2,281,054
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	932,326	951,531
Series 2024-1A, Class C, 6.20%, 02/20/2043 (A)	1,784,790	1,816,134
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	1,375,277	1,374,956
Series 2024-2A, Class C, 4.92%, 03/20/2042 (A)	4,278,641	4,211,815
OZLM XV Ltd.
Series 2016-15A, Class BR3, 3-Month Term SOFR + 1.85%, 6.13% (B), 04/20/2033 (A)	9,000,000	9,001,701
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR, 3-Month Term SOFR + 1.42%, 5.75% (B), 07/20/2032 (A)	2,694,732	2,694,482
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (A)	4,625,000	4,723,730
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (A)	2,000,000	2,003,576
Santander Drive Auto Receivables Trust
Series 2025-3, Class C, 4.68%, 09/15/2031	4,010,000	4,032,367
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	4,350,000	4,452,084
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (A)	1,076,232	1,067,351
Series 2021-1A, Class C, 1.79%, 11/20/2037 (A)	473,586	469,768
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	2,968,962	2,997,296
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	1,405,395	1,437,196
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	2,879,035	2,968,172
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	1,020,109	1,030,345
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2024-1A, Class B, 5.35%, 01/20/2043 (A)	$ 835,288	$ 841,990
Series 2024-1A, Class C, 5.94%, 01/20/2043 (A)	1,368,181	1,385,032
Series 2024-1A, Class D, 8.02%, 01/20/2043 (A)	486,370	498,795
Series 2024-2A, Class C, 5.83%, 06/20/2041 (A)	1,960,862	1,983,253
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	2,739,141	2,754,344
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	3,409,952	3,423,951
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	2,220,061	2,239,588
Series 2025-2A, Class B, 4.93%, 04/20/2044 (A)	1,043,429	1,051,317
Series 2025-2A, Class C, 5.32%, 04/20/2044 (A)	1,065,629	1,076,293
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 5.54% (B), 04/16/2031 (A)	2,634,764	2,636,070
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 5.22% (B), 01/15/2034 (A)	4,503,983	4,502,132
TCI-Symphony CLO Ltd.
Series 2016-1A, Class AR2, 3-Month Term SOFR + 1.28%, 5.60% (B), 10/13/2032 (A)	2,559,097	2,560,873
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (A)	9,170,000	9,216,443
Venture 43 CLO Ltd.
Series 2021-43A, Class A1R, 3-Month Term SOFR + 1.35%, 5.67% (B), 04/15/2034 (A)	2,500,000	2,501,793
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR, 3-Month Term SOFR + 1.31%, 5.64% (B), 07/20/2030 (A)	843,166	843,232
Wellfleet CLO Ltd.
Series 2019-1A, Class BRR, 3-Month Term SOFR + 1.70%, 5.84% (B), 07/20/2032 (A)	3,000,000	3,002,103
Total Asset-Backed Securities (Cost $199,144,333)		203,017,022
MORTGAGE-BACKED SECURITIES - 10.1%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1, 3.90% , 08/10/2035 (A)	5,900,000	5,676,906
20 Times Square Trust
Series 2018-20TS, Class B, 3.20% (B), 05/15/2035 (A)	5,148,000	4,839,120
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	5,779,463	5,837,833
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ANM, 3.11% , 11/05/2032 (A)	$ 2,081,207	$ 1,973,242
Banc of America Funding Trust
Series 2005-D, Class A1, 5.33% (B), 05/25/2035	609,970	570,697
BBCMS Mortgage Trust
Series 2018-TALL, Class D, 1-Month Term SOFR + 1.65%, 5.80% (B), 03/15/2037 (A)	5,000,000	4,475,398
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	2,762,305	2,795,387
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	2,072,327	2,090,241
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB, 2.84% , 10/10/2049	320,234	319,580
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	2,529,044	2,556,619
Series 2024-3, Class A1, 6.39% (B), 06/25/2069 (A)	8,761,335	8,887,500
Series 2024-4, Class A1, 5.95% (B), 07/25/2069 (A)	1,596,964	1,614,939
COMM Mortgage Trust
Series 2016-787S, Class A, 3.55% , 02/10/2036 (A)	5,000,000	4,947,689
CSMC Trust
Series 2020-RPL4, Class A1, 2.00% (B), 01/25/2060 (A)	8,936,918	8,095,659
DOLP Trust
Series 2021-NYC, Class A, 2.96% , 05/10/2041 (A)	5,300,000	4,732,757
GCAT Trust
Series 2023-NQM1, Class A1, 6.01% (B), 01/25/2059 (A)	4,289,265	4,328,240
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB, 2.78% , 10/10/2049	334,913	333,611
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A, 1-Month Term SOFR + 0.51%, 4.65% (B), 09/19/2046	94,827	83,466
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.65% (B), 01/13/2040 (A)	3,970,000	4,102,587
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	1,070,868	1,031,988
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	3,355,433	3,074,342
Mill City Mortgage Loan Trust
Series 2019-1, Class A1, 3.25% (B), 10/25/2069 (A)	602,913	589,032
New Residential Mortgage Loan Trust
Series 2016-4A, Class A1, 3.75% (B), 11/25/2056 (A)	2,337,220	2,246,751
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	$ 5,416,080	$ 5,260,908
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	4,153,974	4,084,118
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	2,494,116	2,343,317
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	2,233,945	2,127,717
Series 2019-6A, Class A1B, 3.50% (B), 09/25/2059 (A)	1,804,011	1,711,181
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	2,949,271	2,872,393
Series 2020-1A, Class A1B, 3.50% (B), 10/25/2059 (A)	6,099,435	5,748,649
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	1,992,502	1,999,961
Series 2024-NQM14, Class A1, 4.94% (B), 09/25/2064 (A)	2,634,847	2,634,164
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	3,239,517	3,273,299
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	1,261,762	1,274,264
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	3,235,308	3,285,644
Series 2024-NQM8, Class A1, 6.23% (B), 05/25/2064 (A)	2,122,852	2,152,368
Series 2025-NQM18, Class A1, 5.06% (B), 09/25/2065 (A)	4,000,000	4,000,158
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	2,010,876	2,028,976
Reperforming Loan Trust REMICS
Series 2006-R1, Class AF1, 1-Month Term SOFR + 0.45%, 4.61% (B), 01/25/2036 (A)	626,775	593,659
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	2,706,800	2,651,538
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	4,510,701	4,440,346
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	83,621	82,707
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	5,762,746	5,476,152
Series 2019-1, Class A1, 3.75% (B), 03/25/2058 (A)	3,349,250	3,262,472
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	5,620,311	5,401,031
Series 2020-4, Class A1, 1.75% , 10/25/2060 (A)	5,523,266	5,031,694
Series 2022-1, Class A1, 3.75% (B), 07/25/2062 (A)	4,186,348	4,017,645
Series 2022-4, Class A1, 3.75% , 09/25/2062 (A)	4,936,118	4,741,222
Series 2023-1, Class A1, 3.75% , 01/25/2063 (A)	7,203,068	6,987,462
VEGAS Trust
5.52% , 11/10/2039 (A)	8,500,000	8,626,623
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust
Series 2024-7, Class A1, 5.10% (B), 09/25/2069 (A)	$ 7,293,826	$ 7,304,619
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR13, Class A1A1, 1-Month Term SOFR + 0.69%, 4.85% (B), 10/25/2045	467,754	462,742
Total Mortgage-Backed Securities (Cost $177,373,926)		179,080,613
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.6%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/2052	826,742	727,819
3.50%, 08/01/2049	506,916	468,240
5.50%, 04/01/2053 - 07/01/2053	20,254,067	20,480,770
1-Year RFUCC Treasury + 1.35%,
6.19% (B), 09/01/2035	10,582	10,812
1-Year RFUCC Treasury + 1.87%,
7.12% (B), 09/01/2035	51,287	52,255
Federal National Mortgage Association
3.00%, 08/01/2049 - 05/01/2052	1,626,147	1,430,754
4.00%, 10/01/2047 - 02/01/2048	1,239,356	1,191,392
4.50%, 08/01/2052	7,888,875	7,688,193
5.00%, 08/01/2026 - 02/01/2054	34,576,362	34,487,618
5.50%, 03/01/2053	8,673,438	8,799,739
6.00%, 06/01/2054	9,591,947	9,834,501
12-MTA + 1.20%,
5.42% (B), 06/01/2043	15,789	15,926
1-Year CMT + 1.81%,
5.82% (B), 08/01/2035	3,834	3,897
1-Year RFUCC Treasury + 1.34%,
5.96% (B), 12/01/2034	578	583
6-Month RFUCC Treasury + 1.61%,
6.36% (B), 08/01/2036	4,209	4,259
6-Month RFUCC Treasury + 1.75%,
6.37% (B), 05/01/2035	36,004	36,344
1-Year CMT + 2.22%,
6.47% (B), 01/01/2028	597	598
1-Year CMT + 2.18%,
7.18% (B), 10/01/2035	949	970
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/2055 (F)	45,910,000	36,992,642
2.50%, 10/01/2055 (F)	21,824,000	18,383,219
5.50%, 10/01/2054 (F)	10,670,000	10,757,899
Total U.S. Government Agency Obligations (Cost $150,329,491)		151,368,430
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Colombia - 0.2%
Colombia Government International Bonds
7.75%, 11/07/2036	3,248,000	3,402,280
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	3,772,000	3,933,666
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 0.3%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	$ 1,489,000	$ 1,420,953
6.60%, 06/01/2036 (A)	4,015,000	4,201,697
		5,622,650
Peru - 0.1%
Corp. Financiera de Desarrollo SA
5.50%, 05/06/2030 (A)	1,837,000	1,888,344
Uzbekistan - 0.2%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	2,745,000	2,521,318
Total Foreign Government Obligations (Cost $16,344,281)		17,368,258
LOAN ASSIGNMENT - 0.1%
Software - 0.1%
Rackspace Finance LLC 1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.54% (B), 05/15/2028	1,054,032	1,066,329
Total Loan Assignment (Cost $1,026,143)		1,066,329
COMMERCIAL PAPER - 4.1%
Financial Services - 4.1%
Anglesea Funding LLC
4.38% (I), 11/07/2025 (A)	4,250,000	4,231,374
Atlantic Asset Securitization LLC
4.22% (I), 12/10/2025 (A)	13,250,000	13,143,173
Concord Minutemen Capital Co. LLC
4.54% (I), 10/01/2025 (A)	17,594,000	17,591,985
MUFG Securities Canada Ltd.
4.31% (I), 01/22/2026 (A)	20,000,000	19,742,486
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Versailles Commercial Paper LLC
4.14% (I), 12/12/2025	$ 18,000,000	$ 17,849,414
Total Commercial Paper (Cost $72,560,319)		72,558,432

	Shares	Value
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.13% (I)	13,095,710	13,095,710
Total Other Investment Company (Cost $13,095,710)		13,095,710

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 1.65% (I), dated 09/30/2025, to be repurchased at $47,737,004 on 10/01/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 03/15/2027, and with a value of $48,689,707.	$ 47,734,816	47,734,816
Total Repurchase Agreement (Cost $47,734,816)		47,734,816
Total Investments (Cost $1,830,568,917)		1,852,041,330
Net Other Assets (Liabilities) - (5.1)%		(89,046,002)
Net Assets - 100.0%		$ 1,762,995,328
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$770,029,625	$—	$770,029,625
U.S. Government Obligations	—	396,722,095	—	396,722,095
Asset-Backed Securities	—	203,017,022	—	203,017,022
Mortgage-Backed Securities	—	179,080,613	—	179,080,613
U.S. Government Agency Obligations	—	151,368,430	—	151,368,430
Foreign Government Obligations	—	17,368,258	—	17,368,258
Loan Assignment	—	1,066,329	—	1,066,329
Commercial Paper	—	72,558,432	—	72,558,432
Other Investment Company	13,095,710	—	—	13,095,710
Repurchase Agreement	—	47,734,816	—	47,734,816
Total Investments	$13,095,710	$1,838,945,620	$—	$1,852,041,330
Transamerica Series Trust

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the total value of 144A securities is $735,800,558, representing 41.7% of the Portfolio's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $12,821,065, collateralized by cash collateral of $13,095,710. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2025, the total value of the Regulation S securities is $5,051,880, representing
0.3% of the Portfolio's net assets.

(H)	Security is subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended September 30, 2025 was $0 at a weighted average interest rate of 0%.
(I)	Rate disclosed reflects the yield at September 30, 2025.
(J)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CMT	Constant Maturity Treasury
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Series Trust

Transamerica Aegon Bond VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon Bond VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Series Trust

Transamerica Aegon Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust